Note 9 - Deposits - Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Demand deposits	$ 414,905	$ 433,500
Savings accounts	338,963	296,434
Negotiable order of withdrawal accounts	1,070,629	1,030,743
Money market demand accounts	1,301,349	1,201,235
Certificates of deposit $250,000 or greater	230,408	123,297
Other certificates of deposit	471,249	399,850
Individual retirement accounts $250,000 or greater	7,727	8,618
Other individual retirement accounts	57,475	61,394
Total deposits	$ 3,892,705	$ 3,555,071